Loans receivable (Tables)	12 Months Ended
Dec. 31, 2021
Loans Receivable Tables [Abstract]
Schedule of Gross Loans Receivable

	December 31, 2021	December 31, 2020

Current (terms of one year or less)	65,397	54,978
Non-current (terms exceeding one year)	248	1,135

	65,645	56,113

Schedule of Age Analysis of Loans Receivable

		As at December 31, 2021
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	54,067	—	—	54,067
Lower risk	1-30 days past due	2,797	—	—	2,797
Medium risk	31-60 days past due	—	1,284	—	1,284
Higher risk	61-90 days past due	—	798	—	798
Non-performing	91+ days past due or bankrupt	—	—	6,699	6,699

	Gross loans receivable	56,864	2,082	6,699	65,645
	Allowance for loan losses	(5,291)	(1,119)	(3,403)	(9,813)

	Loans receivable, net	51,573	963	3,296	55,832

		As at December 31, 2020

Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	47,590	—	—	47,590
Lower risk	1-30 days past due	1,571	—	—	1,571
Medium risk	31-60 days past due	—	720	—	720
Higher risk	61-90 days past due	—	415	—	415
Non-performing	91+ days past due or bankrupt	—	—	5,817	5,817

	Gross loans receivable	49,161	1,135	5,817	56,113
	Allowance for loan losses	(5,425)	(772)	(2,689)	(8,886)

	Loans receivable, net	43,736	363	3,128	47,227

Schedule of Allowance for Loan Losses

	As at December 31, 2021

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2021	5,425	772	2,689	8,886
Gross loans originated	3,263	—	—	3,263
Principal payments	(1,229)	(84)	68	(1,245)
Re-measurement of allowance before transfers	(830)	(144)	(743)	(1,717)
Re-measurement of amounts transferred between stages	(67)	920	7,322	8,175
Transfer to (from)
Stage 1 – 12 month ECLs	79	(59)	(20)	—
Stage 2 – Lifetime ECLs	(192)	192	—	—
Stage 3 – Lifetime ECLs	(728)	(478)	1,206	—
Net amounts written off against allowance	—	—	(7,549)	(7,549)

Balance as at December 31, 2021	5,721	1,119	2,973	9,813

	As at December 31, 2020

	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2020	7,479	1,783	6,758	16,020
Gross loans originated	1,346	—	—	1,346
Principal payments	(2,448)	(476)	(838)	(3,762)
Derecognition of allowance associated with Liquid Sale	(1,575)	(247)	(309)	(2,131)
Re-measurement of allowance before transfers	1,702	128	532	2,362
Re-measurement of amounts transferred between stages	(145)	636	9,014	9,505
Transfer to (from)
Stage 1 – 12 month ECLs	173	(122)	(51)	—
Stage 2 – Lifetime ECLs	(124)	125	(1)	—
Stage 3 – Lifetime ECLs	(983)	(1,055)	2,038	—
Net amounts written off against allowance	—	—	(14,454)	(14,454)

Balance as at December 31, 2020	5,425	772	2,689	8,886

The overall changes in the allowance for loan losses are summarized below:

Allowance for loan losses	Year ended
	December 31, 2021	December 31, 2020

Balance, beginning of period	8,886	16,020
Derecognition of allowance associated with loan sale	—	(2,131)
Provision for loan losses	8,476	9,451
Charge offs	(7,549)	(14,454)

Balance, end of period	9,813	8,886